Revenue Recognition - Schedule of Revenues, Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total net revenues		$ 1,769	$ 985	$ 5,687	$ 3,809
Revenue Under Previous Guidance [Member]
Total net revenues				5,757
Difference [Member]
Total net revenues				(70)
Product Revenue [Member]
Total net revenues		$ 1,729	$ 958	5,457	$ 3,544
Product Revenue [Member] | Revenue Under Previous Guidance [Member]
Total net revenues				5,457
Product Revenue [Member] | Difference [Member]
Total net revenues
Royalty Revenue [Member] | Sublicense Agreement [Member] | CamelBak [Member]
Total net revenues				100
Royalty Revenue [Member] | Sublicense Agreement [Member] | CamelBak [Member] | Revenue Under Previous Guidance [Member]
Total net revenues				100
Royalty Revenue [Member] | Sublicense Agreement [Member] | CamelBak [Member] | Difference [Member]
Total net revenues
Royalty Revenue [Member] | License Agreement [Member] | Bellco [Member]
Total net revenues				101
Royalty Revenue [Member] | License Agreement [Member] | Bellco [Member] | Revenue Under Previous Guidance [Member]
Total net revenues				101
Royalty Revenue [Member] | License Agreement [Member] | Bellco [Member] | Difference [Member]
Total net revenues
License Revenue [Member] | License Agreement [Member] | Bellco [Member]
Total net revenues	[1]
License Revenue [Member] | License Agreement [Member] | Bellco [Member] | Revenue Under Previous Guidance [Member]
Total net revenues	[1]			70
License Revenue [Member] | License Agreement [Member] | Bellco [Member] | Difference [Member]
Total net revenues	[1]			(70)
Other Revenue [Member]
Total net revenues				29
Other Revenue [Member] | Revenue Under Previous Guidance [Member]
Total net revenues				29
Other Revenue [Member] | Difference [Member]
Total net revenues

[1]	Under ASC 606, amounts received related to the license under the License Agreement with Bellco would have been recognized as revenue at the time that the license was transferred, which was at the time the payments were received by the Company. Under previous accounting guidance, amounts received under the License Agreement with Bellco were deferred and recognized as revenue over the term of the License Agreement.